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[THE HARTFORD]

May 5, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629
Attention: Division of Investment Management

Re:	See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.
The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

2.	The text of the Registrant's most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 22, 2015.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 547-4416.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Product Filings

Exhibit A

Hartford Life and Annuity Insurance Company Separate Account Ten (“Registrant”)
File No. 333-101926    Putnam Hartford Capital Manager VIII/VIIIR
File No. 333-101930    Putnam Hartford Capital Access II/IIR
File No. 333-101941    Putnam Hartford Capital Manager Edge III/IIIR
File No. 333-101947    Putnam Hartford Capital Manager Plus II/IIR
File No. 333-101953    Putnam Hartford Capital Manager Outlook II/IIR
File No. 333-69429    Putnam Hartford Capital Manager VI/VIR
Putnam Hartford Capital Manager VII
File No. 333-50465    Putnam Hartford Capital Access I/IR
File No. 333-66935    Putnam Hartford Capital Manager Edge I/IR
Putnam Hartford Capital Manager Edge II
File No. 333-91931    Putnam Hartford Capital Manager Plus I/IR
File No. 333-39608    Putnam Hartford Capital Manager Outlook I/IR
File No. 033-73572    Putnam Hartford Capital Manager V
File No. 033-60702    Putnam Hartford Capital Manager III-IV

Hartford Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
File No. 333-176152    HPRM III
File No. 333-174679    HPRM Foundation O-Share
File No. 333-168987    HPRM II
File No. 333-168989    HPRM V-A II
File No. 333-148565    HPRM I
File No. 333-159547    HPRM V-A I
File No. 333-136548    HPRM Foundation II
File No. 333-148561    Hartford Leaders IV
File No. 333-148555    Hartford Leaders Edge IV
File No. 333-104357    Hartford Leaders Epic
File No. 333-105256    Hartford Leaders Epic Plus
File No. 333-105272    Hartford Leaders Epic Outlook
File No. 333-76419    Hartford Leaders I/IR
Hartford Leaders Solution I/IR
Hartford Leaders Elite I/IR
Director Focus I/IR
File No. 333-76425    Hartford Leaders Access I/IR
File No. 333-76423    Hartford Leaders Edge I/IR
File No. 333-91921    Hartford Leaders Plus I/IR
Hartford Leaders Elite Plus I/IR
Hartford Leaders Solution Plus I/IR
File No. 333-40410    Hartford Leaders Outlook I/IR
Hartford Leaders Elite Outlook I/IR
Hartford Leaders Solution Outlook I/IR
Huntington Hartford Leaders Outlook I/IR
Classic Hartford Leaders Outlook I/IR
Nations Outlook Variable Annuity I/IR
File No. 333-95785    Hartford Leaders Vision I/IR

Hartford Life and Annuity Insurance Company Separate Account Six (“Registrant”)
File No. 033-86330    Hartford Pathmaker

Hartford Life and Annuity Insurance Company Separate Account Three (“Registrant”)
File No. 333-119418    Director M
Wells Fargo Director M
File No. 333-119423    Director M Access
File No. 333-119420    Director M Edge
File No. 333-119416    The Director M Plus
File No. 333-119421    The Director M Outlook
Wells Fargo Director M Outlook
File No. 333-34998    Hartford Select Leaders I/IR
File No. 333-69491    Select Dimensions II/IIR
File No. 333-52707    Select Dimensions Asset Manager I/IR
File No. 033-80732    Select Dimensions I

Hartford Life and Annuity Insurance Company Separate Account One (“Registrant”)
File No. 333-101924    The Director VIII/VIIIR
Wells Fargo Director II/IIR
Director Preferred II/IIR
File No. 333-105259    Director Epic
File No. 333-101935    Director Access II/IIR
File No. 333-101939    Director Edge II/IIR
File No. 333-101945    Director Plus II/IIR
Director Preferred Plus II/IIR
File No. 333-105255    Director Epic Plus
File No. 333-101951    Director Outlook II/IIR
Director Select Outlook II/IIR
Wells Fargo Director Outlook II/IIR
Director Preferred Outlook II/IIR
File No. 333-105267    Director Epic Outlook
File No. 333-69487    Director VII/VIIR
Director Select II/IIR
Director Solution I/IR
Director Preferred I/IR
Director Elite I/IR
Wells Fargo Director I/IR
File No. 333-45303    Director Access I/IR
File No. 333-66345    Director Edge I/IR
File No. 333-91933    Director Plus I/IR
Director Select II/IIR
Director Preferred I/IR
Director Solution I/IR
File No. 333-39620    Director Outlook I/IR
Director Select Outlook I/IR
Director Elite Outlook I/IR
Director Solution Outlook I/IR
Classic Director Outlook I/IR
Director Preferred Outlook I/IR
Wells Fargo Director Outlook I/IR
File No. 333-95781    Director Vision I/IR
File No. 033-73568    Director VI
Director Select I
File No. 033-56790    Director IV-V

Hartford Life Insurance Company Separate Account Two (“Registrant”)
File No. 333-101923    The Director VIII/VIIIR
BB&T Director III/IIIR
AmSouth VA III/IIIR
Director Select III/IIIR
Director Choice III/IIIR
Huntington Director II/IIR
Fifth Third Director II/IIR
Wells Fargo Director II/IIR
Director Ultra
Director Preferred II/IIR
File No. 333-105252    Director Epic
File No. 333-101931    Nations III/IIIR
File No. 333-101934    Director Access II/IIR
Director Choice Access II/IIR
File No. 333-101938    Director Edge II/IIR
File No. 333-101944    Director Plus II/IIR
AmSouth VA Plus II/IIR
Director Select Plus II/IIR
Director Preferred Plus II/IIR
File No. 333-101950    Director Outlook II/IIR
BB&T Director Outlook II/IIR
AmSouth VA Outlook II/IIR
Director Select Outlook II/IIR
Huntington Director Outlook II/IIR
Classic Director Outlook II/IIR
Wells Fargo Director Outlook II/IIR
Director Preferred Outlook II/IIR
File No. 333-105266    Director Epic Outlook
File No. 333-69485    Director VII/VIIR
BB&T Director II/IIR
AmSouth VA II/IIR
Director Select II/IIR
Director Choice II/IIR
Huntington Director I/IR
Director Solution I/IR
Director Preferred I/IR
Director Elite I/IR
Wachovia Director I/IR
Fifth Third Director I/IR
Director Classic I/IR
Wells Fargo Director I/IR
File No. 333-69489    Nations II/IIR
File No. 333-45301    Director Access I/IR
Director Choice Access I/IR
File No. 333-66343    Director Edge I/IR
File No. 333-91925    Director Plus I/IR
AmSouth VA II/IIR
Director Select II/IIR
Director Preferred I/IR
Director Elite I/IR
Director Solution I/IR
File No. 333-39612    Director Outlook I/IR
BB&T Director Outlook I/IR
AmSouth VA Outlook I/IR
Director Select Outlook I/IR
Huntington Director Outlook I/IR
Director Elite Outlook I/IR
Director Solution Outlook I/IR
Classic Director Outlook I/IR
Director Preferred Outlook I/IR
Wells Fargo Director Outlook I/IR
File No. 033-73570    Director VI
BB&T Director I
AmSouth VA I
Director Select I
Director Choice I
File No. 333-41213    Nations I
File No. 033-11945    Director I
File No. 033-06952    Director II-V